Additional Financial Information of Parent Company - Financial Statements Schedule I - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents	¥ 5,192,127	$ 731,296	¥ 4,403,915	¥ 3,404,603
Amounts due from related parties	393,891	55,478	443,424
Other current assets	206,250	29,052	166,739
Total current assets	7,117,056	1,002,418	6,317,146
Investments in subsidiaries and VIEs	1,526,544	215,009	1,491,820
Long-term investments measured at fair value	666,867		706,413
Other non-current assets	178,582	25,152	124,124
Total Assets	12,685,378	1,786,698	11,798,135
Current liabilities
Contingent liabilities	482,802	68,001	568,018
Other current liabilities	681,802	96,030	473,175
Total current liabilities	1,891,218	266,372	1,904,961
Other non-current liabilities	27,660	3,896	59,760
Total Liabilities	2,257,815	318,006	2,297,660
Shareholders' equity
Ordinary shares1 (US$0.00005 par value): 1,000,000,000 ordinary shares authorized, 319,455,750 shares issued and 313,019,320 shares outstanding as of December 31, 2022 and 1,000,000,000 ordinary shares authorized, 328,034,660 shares issued and 326,307,330 shares outstanding as of December 31, 2023	110	15	105
Additional paid-in capital	3,798,662	535,030	3,803,183
Retained earnings	6,436,946	906,625	5,604,954
Accumulated other comprehensive (loss) income	74,616	10,509	(2,546)
Total Noah Holdings Limited shareholders' equity	10,310,334	1,452,179	9,405,696
Total Liabilities and Equity	12,685,378	1,786,698	11,798,135
Parent company
Current assets
Cash and cash equivalents	826,080	116,351	349,845
Amounts due from related parties	847	119	823
Other current assets	20,969	2,953
Total current assets	847,896	119,423	350,668
Investments in subsidiaries and VIEs	10,530,683	1,483,215	9,636,776
Investments in affiliates	363,423	51,187	361,831
Other non-current assets	745	105	724
Total Assets	11,742,747	1,653,930	10,349,999
Current liabilities
Contingent liabilities	482,802	68,001	469,018
Other current liabilities	15,432	2,174	8,107
Total Liabilities	1,432,413	201,751	944,303
Shareholders' equity
Ordinary shares1 (US$0.00005 par value): 1,000,000,000 ordinary shares authorized, 319,455,750 shares issued and 313,019,320 shares outstanding as of December 31, 2022 and 1,000,000,000 ordinary shares authorized, 328,034,660 shares issued and 326,307,330 shares outstanding as of December 31, 2023	110	15	105
Additional paid-in capital	3,798,662	535,030	3,803,183
Retained earnings	6,436,946	906,625	5,604,954
Accumulated other comprehensive (loss) income	74,616	10,509	(2,546)
Total Noah Holdings Limited shareholders' equity	10,310,334	1,452,179	9,405,696
Total Liabilities and Equity	11,742,747	1,653,930	10,349,999
Parent company | Subsidiaries and VIEs
Current liabilities
Other current liabilities	¥ 934,179	$ 131,576	¥ 467,178